Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
customer deposits and deferred revenue, current of the VIEs without recourse | ¥	¥ 530,712		¥ 689,325
Salary and welfare payable, VIEs without recourse | ¥	31,353		56,946
Tax payable, VIEs without recourse	48,988		48,058
Operating lease liability current, VIEs without recourse | ¥	9,821		19,465
Accrued liabilities and other current liabilities, VIEs without recourse | ¥	11,077		16,405
customer deposits and deferred revenue, non-current of the VIEs without recourse | ¥	28,055		56,905
Operating lease liability noncurrent, VIEs without recourse | ¥	129		32,933
Other non-current liabilities, VIEs without recourse | ¥	¥ 2,380		¥ 2,380
Treasury shares, par value | $ / shares		$ 0.001		$ 0.001
Treasury stock | shares	781,011	781,011	781,011	781,011
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Accounts payable, consolidated variable interest entity without recourse	¥ 45,676		¥ 50,443
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares, authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, issued | shares	30,408,054	30,408,054	29,926,647	29,926,647
Ordinary shares, outstanding | shares	30,408,054	30,408,054	29,926,647	29,926,647
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.001
Ordinary shares, authorized | shares	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, issued | shares	19,675,674	19,675,674	19,675,674	19,675,674
Ordinary shares, outstanding | shares	19,675,674	19,675,674	19,675,674	19,675,674